GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
GOODWILL
Schedule of carrying value of goodwill

		Cloud-based
	Cloud service	digital solutions
	and solutions	and services	Total
	RMB	RMB	RMB
Balance as of December 31, 2021	3,669,031	956,084	4,625,115
Disposal of a subsidiary	(15,268)	—	(15,268)
Adjustments to fair values of preliminary purchase price allocation	(3,259)	(864)	(4,123)
Balance as of December 31, 2022	3,650,504	955,220	4,605,724
Balance as of December 31, 2023	3,650,504	955,220	4,605,724
Balance as of December 31, 2023, in US$	514,163	134,540	648,703